EFMT DEPOSITOR LLC abs-15g

Exhibit 99.04 - Schedule 8

Loan Level Tape Compare Upload
Loans in Report	5

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
2125280	XXXXXX	Cash Reserves	40888.8100	471559.6
2125280	XXXXXX	Months Reserves	12.0000	145.51
2125280	XXXXXX	Property Type	Low Rise Condo (1-4)	Mid Rise Condo (5-8)
2125282	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
2125282	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
2125291	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
2123131	XXXXXX	Disbursement Date	XXXXXX	XXXXXX

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